Cover	Dec. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2023
Entity File Number	000-55789
Entity Registrant Name	Bantec, Inc.
Entity Central Index Key	0001704795
Entity Tax Identification Number	30-0967943
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	37 Main Street
Entity Address, City or Town	Sparta
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07871
City Area Code	(203)
Local Phone Number	220-2296
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false